Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Guarantees and Other Commitments [Line Items]
Operating lease charges	$ 3.2	$ 4.5	$ 3.9
Guarantee Obligations
Guarantees and Other Commitments [Line Items]
Guarantees	0.1	0.1
Guarantee Obligations | South African Ghanaian and Australian
Guarantees and Other Commitments [Line Items]
Guarantees	$ 67.0	$ 121.1